Quarterly Holdings Report
for
Fidelity Simplicity RMD Income Fund℠
October 31, 2022
RW24-NPRT1-1222
1.858587.116
Domestic Equity Funds - 6.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	8,210	76,107
Fidelity Series Blue Chip Growth Fund (a)	17,998	187,899
Fidelity Series Commodity Strategy Fund (a)	172,168	364,997
Fidelity Series Growth Company Fund (a)	24,986	359,054
Fidelity Series Intrinsic Opportunities Fund (a)	10,059	147,067
Fidelity Series Large Cap Stock Fund (a)	21,365	352,948
Fidelity Series Large Cap Value Index Fund (a)	7,966	111,768
Fidelity Series Opportunistic Insights Fund (a)	14,347	217,646
Fidelity Series Small Cap Discovery Fund (a)	3,417	35,090
Fidelity Series Small Cap Opportunities Fund (a)	11,272	134,246
Fidelity Series Stock Selector Large Cap Value Fund (a)	20,049	249,203
Fidelity Series Value Discovery Fund (a)	12,846	196,027
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,426,177)		2,432,052

International Equity Funds - 12.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	22,352	298,846
Fidelity Series Emerging Markets Fund (a)	30,212	209,670
Fidelity Series Emerging Markets Opportunities Fund (a)	135,878	1,925,385
Fidelity Series International Growth Fund (a)	50,215	690,455
Fidelity Series International Small Cap Fund (a)	12,820	185,636
Fidelity Series International Value Fund (a)	74,555	688,889
Fidelity Series Overseas Fund (a)	67,939	686,189
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,438,267)		4,685,070

Bond Funds - 69.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	751,682	7,328,899
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	26,697	216,249
Fidelity Series Emerging Markets Debt Fund (a)	27,692	189,691
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	7,913	62,833
Fidelity Series Floating Rate High Income Fund (a)	4,197	36,768
Fidelity Series High Income Fund (a)	24,532	199,198
Fidelity Series International Credit Fund (a)	1,876	14,537
Fidelity Series International Developed Markets Bond Index Fund (a)	170,400	1,456,923
Fidelity Series Investment Grade Bond Fund (a)	1,497,433	14,390,330
Fidelity Series Long-Term Treasury Bond Index Fund (a)	284,776	1,603,290
Fidelity Series Real Estate Income Fund (a)	9,536	90,306
TOTAL BOND FUNDS (Cost $29,212,154)		25,589,024

Short-Term Funds - 10.7%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	3,195,830	3,195,830
Fidelity Series Short-Term Credit Fund (a)	74,715	705,313
TOTAL SHORT-TERM FUNDS (Cost $3,935,814)		3,901,143

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,012,412)	36,607,289
NET OTHER ASSETS (LIABILITIES) - 0.0%	(462)
NET ASSETS - 100.0%	36,606,827

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8,094,778	61,009	563,510	-	(18,061)	(245,317)	7,328,899
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	40,949	181,854	4,306	-	(267)	(1,981)	216,249
Fidelity Series All-Sector Equity Fund	96,163	2,304	17,573	-	607	(5,394)	76,107
Fidelity Series Blue Chip Growth Fund	221,277	31,839	35,156	6,859	(8,056)	(22,005)	187,899
Fidelity Series Canada Fund	335,477	9,135	28,920	-	(1,202)	(15,644)	298,846
Fidelity Series Commodity Strategy Fund	609,160	317,285	208,903	313,594	(164,433)	(188,112)	364,997
Fidelity Series Emerging Markets Debt Fund	210,696	5,369	10,777	3,028	(841)	(14,756)	189,691
Fidelity Series Emerging Markets Debt Local Currency Fund	69,444	661	3,697	-	(381)	(3,194)	62,833
Fidelity Series Emerging Markets Fund	255,837	5,997	14,114	-	(3,851)	(34,199)	209,670
Fidelity Series Emerging Markets Opportunities Fund	2,325,027	75,420	170,625	-	(56,326)	(248,111)	1,925,385
Fidelity Series Floating Rate High Income Fund	40,337	910	4,116	664	(290)	(73)	36,768
Fidelity Series Government Money Market Fund 3.25%	3,008,644	347,326	160,140	20,254	-	-	3,195,830
Fidelity Series Growth Company Fund	447,520	28,779	88,144	-	(22,554)	(6,547)	359,054
Fidelity Series High Income Fund	219,158	4,329	15,200	2,999	(2,675)	(6,414)	199,198
Fidelity Series International Credit Fund	15,950	130	-	130	-	(1,543)	14,537
Fidelity Series International Developed Markets Bond Index Fund	1,620,441	20,149	82,776	2,249	(12,045)	(88,846)	1,456,923
Fidelity Series International Growth Fund	796,229	33,088	57,166	-	(16,154)	(65,542)	690,455
Fidelity Series International Small Cap Fund	215,731	1,867	7,530	-	(83)	(24,349)	185,636
Fidelity Series International Value Fund	789,401	9,847	63,602	-	(11,685)	(35,072)	688,889
Fidelity Series Intrinsic Opportunities Fund	298,066	63,803	156,757	50,738	(4,762)	(53,283)	147,067
Fidelity Series Investment Grade Bond Fund	15,788,656	637,140	692,884	126,439	(71,969)	(1,270,613)	14,390,330
Fidelity Series Large Cap Stock Fund	424,363	57,977	98,590	22,519	(3,941)	(26,861)	352,948
Fidelity Series Large Cap Value Index Fund	142,919	861	28,097	-	747	(4,662)	111,768
Fidelity Series Long-Term Treasury Bond Index Fund	1,787,427	196,549	64,763	11,594	(7,870)	(308,053)	1,603,290
Fidelity Series Opportunistic Insights Fund	250,821	25,554	46,549	-	(2,560)	(9,620)	217,646
Fidelity Series Overseas Fund	800,917	31,880	59,807	-	(5,001)	(81,800)	686,189
Fidelity Series Real Estate Income Fund	124,842	6,528	26,596	5,666	(3,741)	(10,727)	90,306
Fidelity Series Short-Term Credit Fund	749,457	7,848	33,695	3,270	(1,256)	(17,041)	705,313
Fidelity Series Small Cap Discovery Fund	45,776	272	8,028	-	(296)	(2,634)	35,090
Fidelity Series Small Cap Opportunities Fund	149,091	6,937	13,285	6,051	(1,004)	(7,493)	134,246
Fidelity Series Stock Selector Large Cap Value Fund	316,212	11,704	70,925	-	167	(7,955)	249,203
Fidelity Series Value Discovery Fund	243,747	5,119	52,127	-	990	(1,702)	196,027
	40,534,513	2,189,470	2,888,358	576,054	(418,793)	(2,809,543)	36,607,289

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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